Related party transactions and balances (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Manadr Medical Holdings Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 381,354	$ 401,253	$ 544,594
Goods and services	90,415	99,817	913,140
Receivables balance	77,031	53,853
Payable balance	$ 14,969	6,315
Related party credit term	The credit term is 30 days
Kim JL Healthcare Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 37,058	31,077	3,332
Goods and services	77	46	1,695
Receivables balance	6,025	12,471
Payable balance	$ 414
Related party credit term	The credit term is 30 days
EC Family Clinic Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Services amounting	$ 5,132	2,589	1,759
Receivables balance	507	2,410
Payable balance	$ 73
Related party credit term	The credit term is 30 days
EC Family Clinic Pte. Ltd. [Member] | Kim JL Healthcare Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Goods and services	$ 278	7	15
Manadr Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Receivables balance		38,161
Rachel Teoh Pui Pui [Member]
Related Party Transaction [Line Items]
Goods and services	1,431	2,798	14,455
Payable balance	234
Siaw Tung Yeng [Member]
Related Party Transaction [Line Items]
Goods and services	34,333	28,564	$ 27,787
Payable balance	$ 516,946	$ 994,708